Income and Expenses Items - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Allowance for trade receivables	$ 124		$ 570
Impairment of property, plant, and equipment	4	$ 546	11
Allowance for foreseeable loss		193
Allowance for other receivable		30	53
Allowance for trade receivables for related parties			1
Other operating expenses – others	1	1	810
Total other operating expenses	$ 129	$ 770	$ 1,445